Condensed financial information of Plastec Technologies, Ltd. - Balance Sheet (Details) - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 182,697	$ 185,530	$ 272,750
Total current assets	185,147	187,284
Total assets	185,645	188,145
Current liabilities
Accrued liabilities	1,569	1,341
Tax payable	10,186	9,407
Total current liabilities	11,755	10,748
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2019 and 2020, respectively)	101	101
Retained earnings	147,770	151,277
Total shareholders' equity	173,890	177,397	550,309	$ 769,330
Parent Company [Member]
Current assets
Cash and cash equivalents	149,529	152,340	$ 248,050	$ 274,094
Prepaid expenses and other receivables	1,130	468
Total current assets	150,659	152,808
Investment in subsidiaries	0	0
Total assets	150,659	152,808
Current liabilities
Accrued liabilities	1,415	1,257
Amount due to subsidiary	18,650	18,650
Tax payable	8,506	7,874
Total current liabilities	28,571	27,781
NET CURRENT ASSETS	122,088	125,027
TOTAL ASSETS AND LIABILITIES	122,088	125,027
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2019 and 2020, respectively)	101	101
Retained earnings	121,987	124,926
Total shareholders' equity	$ 122,088	$ 125,027